File No. 333-108472
                                            Filed Pursuant to Rule 497(e) under
                                                     the Securities Act of 1933

                                                               January 26, 2010

                    Pioneer Intermediate Tax Free Income Fund
     Supplement to the May 1, 2009 Class A and Class C Shares Prospectus and
                           Class Y Shares Prospectus

           Reorganization of Pioneer Intermediate Tax Free Income Fund
                      into Pioneer AMT-Free Municipal Fund

The reorganization of Pioneer Intermediate Tax Free Income Fund into Pioneer AMT-Free Municipal Fund (the "Reorganization") has been approved by the Fund's Board of Trustees. The Reorganization is expected to occur on or about March 5, 2010, but may occur on such later date as the parties may agree in writing (the "Closing Date"). The Reorganization does not require shareholder approval.

The Board of Trustees, including all of the Trustees who are not "interested" persons (as defined in the Investment Company Act of 1940, as amended) of the Pioneer Intermediate Tax Free Income Fund, has determined that the Reorganization is in the best interest of the Fund and will not dilute the interests of shareholders of the Fund.

As discussed below, the Funds have similar principal and non-principal investment strategies, except that Pioneer Intermediate Tax Free Income Fund generally invests in intermediate-term investments, whereas Pioneer AMT-Free Municipal Fund generally invests in longer-term investments. Pioneer Intermediate Tax Free Income Fund's averagematurity as of December 31, 2009 was approximately 4.4 years. Pioneer AMT-Free Municipal Fund's average maturity as of December 31, 2009 was approximately 23.9 years. Municipal securities with longer maturities are generally more volatile than other fixed income securities with shorter maturities and are subject to interest rate risk to a greater degree.

As of the close of business on the Closing Date, Pioneer Intermediate Tax Free Income Fund will transfer all of its assets to Pioneer AMT-Free Municipal Fund, and Pioneer AMT-Free Municipal Fund will assume all of Pioneer Intermediate Tax Free Income Fund's liabilities. Shares of Pioneer AMT-Free Municipal Fund will be distributed to you in proportion to the relative net asset value of your holdings of shares of Pioneer Intermediate Tax Free Income Fund on the Closing Date. Therefore, on the Closing Date, you will hold shares of Pioneer AMT-Free Municipal Fund with the same aggregate net asset value as your holdings of shares of Pioneer Intermediate Tax Free Income Fund immediately prior to the Reorganization.

Also, as of the close of business on the Closing Date, it is expected that another Pioneer Fund, Pioneer Tax Free Income Fund, will transfer all of its assets to Pioneer AMT-Free Municipal Fund, and Pioneer AMT-Free Municipal Fund will assume all of Pioneer Tax Free Income Fund's liabilities.

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganization. After the Reorganization, any contingent deferred sales charge that applied to your Class A (if applicable) or your Class C shares at the time of the Reorganization will continue to apply for the remainder of the applicable holding period at the time of the Reorganization. In calculating any applicable contingent deferred sales charge, the period during which you held Class C shares (and the holding periods applicable to certain purchases of Class A shares) of Pioneer Intermediate Tax Free Income Fund will be included in the holding period of the shares of Pioneer AMT-Free Municipal Fund you receive as a result of the Reorganization.

As a condition to the closing of the Reorganization, the Funds must receive an opinion of counsel to the effect that the Reorganization will constitute a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1976, as amended, which generally means that neither you nor Pioneer Intermediate Tax Free Income Fund will recognize gain or loss as a direct result of the Reorganization, and that the aggregate tax basis of Pioneer AMT-Free Municipal Fund shares that you receive in the Reorganization will be the same as the aggregate tax basis of the shares that you surrender in the Reorganization. Each Fund will bear approximately 25% of the expenses incurred in connection with the Reorganization. Pioneer will bear the remaining 50% of the expenses incurred in connection with the Reorganization.

Shareholders of Pioneer Intermediate Tax Free Income Fund who determine that they do not wish to become shareholders of Pioneer AMT-Free Municipal Fund may
(a) redeem their shares of Pioneer Intermediate Tax Free Income Fund prior to the Closing Date or (b) exchange their shares of Pioneer Intermediate Tax Free Income Fund prior to the Closing Date for shares of another Pioneer Fund by contacting Pioneer or their investment professional or financial intermediary. Please note that a redemption or an exchange of shares of Pioneer Intermediate Tax Free Income Fund will be a taxable event and a shareholder may recognize a gain or loss in connection with that transaction.

                             Comparison of the Funds

The following comparison of the Funds is a summary only. For complete information, including each Fund's performance history, you should refer to each Fund's Prospectus and Statement of Additional Information, which are available free upon request at www.pioneerinvestments.com or by calling 1-800-225-6292. Updated performance information for each Fund also is available at www.pioneerinvestments.com.

Investment Adviser and Other Service Providers
Pioneer Investment Management, Inc. ("Pioneer") serves as the investment adviser of each Fund. Pioneer also serves as the administrator of each Fund. Pioneer Funds Distributor, Inc., an affiliate of Pioneer, serves as the principal underwriter of each Fund.

Portfolio Managers
Day-to-day management of each Fund's portfolio is the responsibility of David Eurkus. Mr. Eurkus is supported by Timothy Pynchon.

Investment Management Fees
Pioneer AMT-Free Municipal Fund has a management fee equal to 0.50% of the Fund's average daily net assets up to $250 million, 0.45% of the next $500 million and 0.40% on assets over $750 million. Pioneer Intermediate Tax Free Income Fund has a management fee equal to 0.50% of the Fund's average daily net assets up to $500 million and 0.45% on assets over $500 million.

Fund Assets
As of December 31, 2009, Pioneer Intermediate Tax Free Income Fund had assets of approximately $16.6 million and Pioneer AMT-Free Municipal Fund had assets of approximately $533.8 million. It is anticipated that the combined fund will have assets of approximately $961.8 million.

Total Operating Expenses
The following tables compare the annual fund operating expenses of each Fund. The expenses shown below are based on the actual expenses of Pioneer Intermediate Tax Free Income Fund for the six-month period ended November 30, 2009 (unaudited) (the Fund became the successor to Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund on May 15, 2009) and Pioneer AMT-Free Municipal Fund for the twelve-month period ended December 31, 2009 (unaudited), and the estimated expenses of Pioneer AMT-Free Municipal Fund on a pro forma basis assuming the Reorganization occurred on December 31, 2009. Future expenses for all share classes may be greater or less.


                   Pioneer      Pioneer    Combined   Pioneer      Pioneer     Combined  Pioneer       Pioneer      Combined
                   Intermediate AMT-Free   Pioneer    Intermediate AMT-Free    Pioneer   Intermediate  AMT-Free     Pioneer
                   Tax Free     Municipal  AMT-Free   Tax Free     Municipal   AMT-Free  Tax Free      Municipal    AMT-Free
                   Income Fund  Fund       Municipal  Income Fund  Fund        Municipal Income Fund   Fund         Municipal
                                           Fund                                Fund                                 Fund (pro
                                           (pro forma)                         (pro forma)                             forma)

Annual Fund            Class A     Class A    Class A     Class C      Class C   Class C     Class Y     Class Y     Class Y
    Operating
    Expenses
(expenses that you
    pay each year
    as a percentage
    of the value of
    your investment)
Management Fees       0.50%        0.48%      0.45%       0.50%         0.48%      0.45%     0.50%         0.48%     0.45%
Distribution and      0.25%        0.25%      0.25%       1.00%         1.00%      1.00%     0.00%         0.00%     0.00%
    Service (12b-1)
    Fees
Other Expenses        1.15%        0.15%      0.18%       1.46%         0.16%      0.19%     1.10%         0.10%     0.10%
Total Annual Fund     1.90%        0.88%      0.88%       2.96%         1.64%      1.64%     1.60%         0.58%     0.55%
    Operating
    Expenses
--------------------- ------------ ---------- ---------- ------------- ---------- --------- ------------- ---------- --------
--------------------- ------------ ---------- ---------- ------------- ---------- --------- ------------- ---------- --------
Less: Fee Waiver     -1.08%(1)    -0.06%(2)  -0.06%(2)(3) -1.20%(1)     0.00%      0.00%    -1.05%(1)      0.00%     0.00%
    and Expense
    Reimbursement
Net Expenses         0.82%(1)     0.82%(2)   0.82%(3)      1.76%(1)     1.64%(2)   1.64%     0.55%(1)      0.58%     0.55%(3)

                                                                                  (3)

(1) Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce the expenses of Pioneer Intermediate Tax Free Income Fund to 0.82%, 1.76% and 0.55% of the average daily net assets attributable to Class A shares, Class C shares and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A shares and June 1, 2011 for Class C shares and Class Y shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of Pioneer and the Board of Trustees.

(2) Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce the expenses of Pioneer AMT-Free Municipal Fund to 0.82%, and 1.72% of the average daily net assets attributable to Class A shares and Class C shares, respectively. These expense limitations are in effect through May 1, 2012 for Class A shares and through May 1, 2011 for Class C shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of Pioneer and the Board of Trustees.

(3) Pioneer has contractually agreed to limit ordinary operating expenses to the extent required to reduce the expenses of Pioneer AMT-Free Municipal Fund once the Reorganization is completed to 0.82%, 1.72% and 0.55 % of the average daily net assets attributable to Class A, shares Class C shares and Class Y shares, respectively. These expense limitations are in effect through June 1, 2012 for Class A shares and through June 1, 2011 for Class C shares and Class Y shares. There can be no assurance that Pioneer will extend the expense limitations beyond such time. While in effect, the arrangement may be terminated for a class only by agreement of Pioneer and the Board of Trustees.

Investment Objectives and Principal Strategies
The Funds have similar investment objectives and principal and non-principal investment strategies, and fundamental investment policies that are not materially different. Each Fund is diversified. The table below provides a summary comparison of the Funds' investment objectives and principal investment strategies. If a row extends across the entire table, the policy disclosed applies to both Funds. Because each Fund has similar investment objectives and investment strategies, they are subject to similar risks. Please refer to each Fund's Prospectus and Statements of Additional Information, which contain more complete information about the Fund's investment objectives, fundamental investment policies and principal and non-principal investment strategies, and about the risks of investing in the Fund.

------------------ ---------------------------------------------- --------------------------------------------------
                     Pioneer Intermediate Tax Free Income Fund             Pioneer AMT-Free Municipal Fund

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------------------ ---------------------------------------------- --------------------------------------------------
Investment         Current income exempt from regular federal     As high a level of current interest income
Objective          income tax.                                    exempt from federal income tax as is consistent
                                                                  with the relative stability of capital.

------------------ ---------------------------------------------- --------------------------------------------------
------------------ ---------------------------------------------- --------------------------------------------------
Principal          Normally, the Fund invests at least 80% of     Normally, the Fund invests at least 80% of its
Investment         its net assets (plus the amount of             net assets (plus the amount of borrowings, if
Strategies         borrowings, if any, for investment             any, for investment purposes) in investment
                   purposes) in securities that provide income    grade municipal bonds with a maturity of more
                   that is exempt from regular federal            than one year, the interest on which is exempt
                   income tax and is not subject to the           from regular federal income tax. The Fund
                   alternative minimum tax (AMT).                 normally will not invest in securities the
                                                                  interest on which is a tax preference item for
                                                                  purposes of the federal alternative minimum tax (AMT).
                   The Fund invests primarily in investment
                   grade securities.

                   Under normal circumstances, it is              The Fund may invest in municipal securities of
                   anticipated that the dollar-weighted average   any maturity, although under normal
                   maturity of the Fund's portfolio will be       circumstances it is anticipated that the Fund
                   between three and ten years. The Fund may      will generally invest in longer-term
                   invest in securities of any maturity.          investments.  Municipal securities with longer
                                                                  maturities are generally more volatile than
                   The Fund may invest 25% or more of its         other fixed income securities with shorter maturities.
                   assets in issuers in any one or more
                   states or securities the payments on which
                   are derived from gas, electric, telephone,     The Fund normally will limit its investment in
                   sewer, water, healthcare and transportation    municipal securities whose issuers are located
                   segments of the municipal bond market.         in the same state to less than 25% of the Fund's
                                                                  total assets.  The portion of the Fund's
                   The Fund also may invest up to 20% of its      investments in municipal securities whose
                   assets in industrial development bonds.        issuers are located in the state of California
                                                                  currently exceeds 25% of the Fund's total assets.
                                                                  Consequently, the Fund will be more susceptible to
                                                                  economic, political and other developments that may
                                                                  adversely affect California  issuers than are funds
                                                                  whose portfolios are more geographically diverse.

------------------ ---------------------------------------------- --------------------------------------------------
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                   The Fund may invest up to 20% of its net assets in taxable investments, including securities of other investment companies, commercial paper, U.S. government securities, U.S. or foreign bank instruments and repurchase agreements.

------------------ -------------------------------------------------------------------------------------------------
------------------ ---------------------------------------------- --------------------------------------------------
                   The Fund may invest up to 20% of its net The Fund may invest up to 10% of its net assets assets in debt securities rated below in debt securities rated below investment grade
                   investment grade or, if unrated, are of or, if unrated, of equivalent quality as equivalent credit quality as determined by determined by Pioneer. Debt securities rated Pioneer. Debt securities rated below below investment grade are commonly referred to investment grade are commonly referred to as as
                   "junk bonds" and are considered speculative. "junk bonds" and are considered speculative.

------------------ ---------------------------------------------- --------------------------------------------------
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                   Each Fund may, but is not required to, use futures and
                   options on securities, indices and other derivatives. Each
                   Fund may invest up to 10% of its net assets in inverse
                   floating rate obligations (a type of derivative instrument).
                   Inverse floating rate obligations represent interests in
                   tax-exempt bonds. Inverse floating rate obligations may be volatile and involve leverage risk.

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


                                                                   23679-00-0110
                                         (C)2010 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds,
                                                                     Member SIPC